JOHN HANCOCK FUNDS III
601 Congress Street
Boston, Massachusetts 02210
October 1, 2012
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	John Hancock Funds III (the “Trust”) on behalf of: Disciplined Value Fund – Class R1, Class R2, Class R3, Class R4 and Class R5 (“the Fund”) File Nos. 333-125838; 811-21777
Ladies and Gentlemen:
On behalf of the Trust, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information for the Fund.
The interactive data files included as exhibits to this filing relate to the prospectus supplements filed with the Securities and Exchange Commission on September 21, 2012 on behalf of the Fund pursuant to Rule 497(e) (Accession No. 0000950123-12-011952 ), each of which is incorporated by reference into this Rule 497 Document.
If you have any questions or comments, please call me at (617) 663-4329.
Sincerely,

/s/ Patricia A. Morisette Patricia A. Morisette
Assistant Secretary